Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 28, 2025	Feb. 05, 2025	Feb. 04, 2025	Feb. 03, 2025	Jan. 09, 2025	Nov. 15, 2024	Nov. 14, 2024	Oct. 23, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023		Jan. 21, 2025	Jan. 03, 2025	Oct. 11, 2024	Sep. 04, 2024	Jul. 26, 2024	Jul. 10, 2024	Apr. 18, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Research and development credits carryforwards												$ 931	$ 666
Valuation allowance												5,500	8,300
Uncertain tax benefits												$ 1,799	$ 1,517									$ 1,239
Issuance of common stock in lieu of cash per settlement agreement , shares										2,682,911	5,000	174,997	718,574
Exercise price																		$ 1.14
Net Carrying Value	$ 1,755									$ 1,755		$ 3,821	$ 2,867
Stock Issued During Period, Value, New Issues										$ 2,754			$ 11
Warrants to purchase shares	20,256,808									20,256,808		10,923,158	1,341,217	[1]					698,812		196,500
Common stock par value	$ 0.0001									$ 0.0001		$ 0.0001	$ 0.0001							$ 0.0001
Settlement Of Deferred Compensation [Member] | Director [Member]
Subsequent Event [Line Items]
Deferred compensation and accrued interest amount in cash																$ 600
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares										2,682,911			155
Exercise price																			$ 1.431		$ 4.00
Stock Issued During Period, Value, New Issues
Warrants to purchase shares																					1,323,250
Common Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares												2,050,000
Placement Agency Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares						5,000,000		4,437,869
Purchase price per share						$ 0.0001		$ 0.0001
Exercise price						$ 0.85		$ 1.69
Proceeds from Issuance of common stock						$ 4,300	$ 7,500
Sales Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Purchase price per share				$ 0.0001													$ 0.0001
Proceeds from Issuance of common stock										$ 2,900
Common stock par value																	$ 5,100,000
Market Offering Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 11,200	$ 5,100
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		3,325,000							2,050,000
Purchase price per share		$ 0.0001							$ 0.0001
Exercise price		$ 0.65							$ 1.00
Subsequent Event [Member] | Settlement Of Two Thousand Twenty Four Bridge Loan [Member]
Subsequent Event [Line Items]
Bridge loan															$ 200
Subsequent Event [Member] | Settlement Of Term Notes [Member] | Related Party [Member]
Subsequent Event [Line Items]
Net Carrying Value																1,400
Subsequent Event [Member] | Settlement Of Term Notes [Member] | 2023 Term Notes [Member]
Subsequent Event [Line Items]
Net Carrying Value																500
Subsequent Event [Member] | Settlement Of Term Notes [Member] | 2022 Term Notes [Member]
Subsequent Event [Line Items]
Net Carrying Value																400
Subsequent Event [Member] | Settlement Of Term Notes [Member] | 2021 Term Notes [Member]
Subsequent Event [Line Items]
Net Carrying Value																700
Subsequent Event [Member] | Settlement Of Deferred Compensation [Member] | Director [Member]
Subsequent Event [Line Items]
Deferred compensation and accrued interest amount in cash																$ 600
Subsequent Event [Member] | Placement Agency Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares						5,000,000
Purchase price per share						$ 0.0001
Exercise price						$ 0.85
Proceeds from Issuance of common stock						$ 4,300
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 6,100
Subsequent Event [Member] | Sales Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Purchase price per share				$ 0.0001
Subsequent Event [Member] | Market Offering Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues			$ 11,200	$ 5,100
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		3,325,000
Purchase price per share		$ 0.65
Gross proceeds from warrants	$ 3,900
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Exercise price		$ 0.649
Warrants to purchase shares		2,728,000
Common stock par value		$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series G Common Warrants [Member]
Subsequent Event [Line Items]
Exercise price		$ 0.6954
Warrants to purchase shares		6,053,000
Prior December 2017 [Member]
Subsequent Event [Line Items]
Operating loss carryforwards												$ 8,000
After December 2017 [Member]
Subsequent Event [Line Items]
Operating loss carryforwards												60,200
Domestic Tax Jurisdiction [Member]
Subsequent Event [Line Items]
Operating loss carryforwards												68,200
Research and development credits carryforwards												1,100
State and Local Jurisdiction [Member]
Subsequent Event [Line Items]
Operating loss carryforwards												88,000
Research and development credits carryforwards												$ 1,000

[1]	Retrospectively restated for reverse recapitalization.